RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2012
Reconciliation Of Financial Statement Net Income (Loss) To Income Tax Return Disclosure [Abstract]
Reconciliation of Financial Statement Net Income (Loss) to Income Tax Return Disclosure [Text Block]

NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(26,444,927)	$709,830	$77,461

Operating limited partnership rents received in advance	(25,330)	(792)	(17,340)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	3,223,033	(485,260)	(65,953)

Other	10,095,286	1,046,852	532,053

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,532,031)	(536,012)	(156,402)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,367,770)	(101,262)	(161,852)

Impairment loss not recognized for tax purposes	16,692,807	-	-

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,871,911)	(229,931)	(15,785)

Income (loss) for tax return purposes, December 31, 2011	$(25,849,447)	$403,425	$192,182

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(199,453)	$(176,389)	$24,116

Operating limited partnership rents received in advance	-	-	(1,330)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	77,268	48,983	57,757

Other	548,081	158,495	(104,260)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(588,334)	(402,596)	(469,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(205,269)	(83,214)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(559,466)	(564,133)	(153,169)

Income (loss) for tax return purposes, December 31, 2011	$(721,904)	$(1,140,909)	$(729,451)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,220,041	$(148,277)	$(273,280)

Operating limited partnership rents received in advance	-	-	(286)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,240,982)	260,248	33,712

Other	931,841	257,584	7,695

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(169,546)	(1,187,293)	(331,280)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(410,051)	(179,576)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(153,645)	(1,324,478)	(1,090,434)

Income (loss) for tax return purposes, December 31, 2011	$587,709	$(2,552,267)	$(1,833,449)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(266,396)	$(299,048)	$(187,318)

Operating limited partnership rents received in advance	(1,956)	(12,543)	(4,323)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	330,768	331,404	74,144

Other	915,610	782,620	317,452

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(968,689)	(949,962)	(739,185)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(261,242)	(266,622)	(242,186)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(43,419)	6,612	(23,091)

Income (loss) for tax return purposes, December 31, 2011	$(295,324)	$(407,539)	$(804,507)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(391,897)	$(341,661)	$(92,813)

Operating limited partnership rents received in advance	(17,822)	14,054	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	223,428	129,714

Other	1,081,043	175,525	(269,603)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,464,658)	(1,492,651)	(631,989)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(661,460)	(277,002)	(147,498)

Impairment loss not recognized for tax purposes	31,776	12,173	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	44,653	(371,358)	(46,541)

Income (loss) for tax return purposes, December 31, 2011	$(1,014,213)	$(2,057,492)	$(1,058,730)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(367,740)	$(320,129)	$(191,788)

Operating limited partnership rents received in advance	1,085	(3,664)	886

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,596

Other	346,459	80,802	173,437

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,509,143)	(774,863)	(680,056)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(263,619)	(302,349)	(320,433)

Impairment loss not recognized for tax purposes	-	15,474	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	49,198	(106,958)	(87,890)

Income (loss) for tax return purposes, December 31, 2011	$(1,450,564)	$(1,183,327)	$(945,248)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(208,996)	$(1,076,160)	$(1,392,463)

Operating limited partnership rents received in advance	14,466	3,043	4,146

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	567,323	86,752	355,807

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,673,310)	(2,708,461)	(2,650,044)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(199,553)	(239,198)	(116,566)

Impairment loss not recognized for tax purposes	-	768,169	867,465

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Difference due to fiscal year for book purposes and calendar year for tax purposes	(96,636)	(91,904)	(84,595)

Income (loss) for tax return purposes, December 31, 2011	$(1,391,842)	$(902,661)	$(688,752)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,411,765)	$(2,401,457)	$(2,368,983)

Operating limited partnership rents received in advance	2,631	(1,781)	(1,393)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	238,068	249,780

Other	145,349	81,830	205,103

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(122,269)	(726,679)	(396,622)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(168,637)	(213,703)	(232,974)

Impairment loss not recognized for tax purposes	1,833,033	1,267,710	1,587,363

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(103,388)	26,852	(36,491)

Income (loss) for tax return purposes, December 31, 2011	$(625,030)	$(1,729,160)	$(994,217)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,114,804)	$(3,379,213)	$(5,737,784)

Operating limited partnership rents received in advance	(2,411)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,698	366,564

Other	609,140	900,810	190,602

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(461,452)	(696,097)	(45,087)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(233,409)	(264,358)	(365,601)

Impairment loss not recognized for tax purposes	2,201,172	2,156,011	3,838,473

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,330)	178,785	99,463

Income (loss) for tax return purposes, December 31, 2011	$(746,314)	$(819,364)	$(1,653,370)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,128,561)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	(29,116)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(450,136)

Impairment loss not recognized for tax purposes	2,113,988

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,832)

Income (loss) for tax return purposes, December 31, 2011	$(1,287,129)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(34,618,430)	$782,240	$(10,292)

Operating limited partnership rents received in advance	15,459	2,390	(16,314)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	269,367	(737,086)	69,765

Other	486,390	2,909,018	281,162

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,745,446)	(1,252,420)	(102,473)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,900,883)	(136,452)	(287,158)

Impairment loss not recognized for tax purposes	23,038,128	-	-

Operating limited partnership impairment loss not recognized for tax purposes	5,470,472	-	318,421

Difference due to fiscal year for book purposes and calendar year for tax purposes	69,753	(895,663)	(19,916)

Income (loss) for tax return purposes, December 31, 2010	$(33,915,190)	$672,027	$233,195

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$541,236	$610,391	$(117,314)

Operating limited partnership rents received in advance	-	(36)	2,309

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(344,277)	(372,652)	77,900

Other	324,081	894,754	999,458

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(989,220)	(678,815)	(662,045)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(265,238)	(35,100)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	318,421	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(198,892)	(143,155)	10,470

Income (loss) for tax return purposes, December 31, 2010	$(348,651)	$45,249	$275,678

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$440,077	$1,140,769	$(1,035,645)

Operating limited partnership rents received in advance	-	1,240	(2,237)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(188,789)	(1,006,313)	(1,105,169)

Other	589,213	(2,376,299)	(1,916,001)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(422,773)	(1,222,762)	(444,115)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(348,409)	(358,814)

Impairment loss not recognized for tax purposes	-	-	24,309

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(190,585)	(74,552)	2,101,321

Income (loss) for tax return purposes, December 31, 2010	$227,143	$(3,886,326)	$(2,736,351)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(286,909)	$(376,809)	$(161,274)

Operating limited partnership rents received in advance	(78)	10,654	4,208

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	284,116	331,404	183,160

Other	(180,296)	(147,278)	(437,283)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,133,205)	(1,649,715)	(2,606,216)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(283,745)	(290,330)	(207,594)

Impairment loss not recognized for tax purposes	-	-	15,589

Operating limited partnership impairment loss not recognized for tax purposes	-	-	1,562,366

Difference due to fiscal year for book purposes and calendar year for tax purposes	29,553	116,028	(129,231)

Income (loss) for tax return purposes, December 31, 2010	$(1,570,564)	$(2,006,046)	$(1,776,275)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(360,341)	$(380,952)	$(241,815)

Operating limited partnership rents received in advance	3,813	(1,344)	189

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	(110,227)	138,265

Other	502,219	(945,768)	(1,064,844)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,659,213)	(1,257,030)	(510,122)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(505,457)	(254,124)	(132,169)

Impairment loss not recognized for tax purposes	166,611	272,560	37,226

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(34,589)	(1,212,370)	(85,005)

Income (loss) for tax return purposes, December 31, 2010	$(1,522,805)	$(3,889,255)	$(1,858,275)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(996,746)	$(2,938,167)	$(1,931,251)

Operating limited partnership rents received in advance	8,586	2,046	369

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,599

Other	413,359	(69,552)	53,970

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(4,501,804)	(421,625)	(661,706)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(253,294)	(313,865)	(296,031)

Impairment loss not recognized for tax purposes	225,080	2,017,720	1,405,263

Operating limited partnership impairment loss not recognized for tax purposes	3,271,264	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	190,387	(60,511)	(84,680)

Income (loss) for tax return purposes, December 31, 2010	$(1,349,972)	$(1,555,594)	$(1,353,467)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(1,886,664)	$(2,942,239)	$(2,757,577)

Operating limited partnership rents received in advance	18,987	(9,978)	(10,281)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	111,387	123,057	204,751

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,073,183)	(26,361)	(24,870)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(106,599)	(201,154)	(82,484)

Impairment loss not recognized for tax purposes	1,324,065	2,180,548	1,711,047

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	30,058	(77,757)	(78,028)

Income (loss) for tax return purposes, December 31, 2010	$(1,377,085)	$(789,484)	$(900,642)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,748,973)	$(2,025,799)	$(2,337,443)

Operating limited partnership rents received in advance	(127)	-	1,063

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,017	(60,471)	249,780

Other	(74,208)	44,628	(166,062)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(85,490)	(106,974)	(122,644)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(163,125)	(195,626)	(152,559)

Impairment loss not recognized for tax purposes	1,870,900	1,300,406	1,711,651

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(23,808)	416,271	(27,062)

Income (loss) for tax return purposes, December 31, 2010	$(1,024,814)	$(627,565)	$(843,276)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,989,777)	$(3,202,227)	$(4,306,886)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,701	266,564

Other	(308,453)	619,677	(48,529)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(290,452)	(794,096)	(46,117)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,684)	(229,449)	(329,090)

Impairment loss not recognized for tax purposes	2,993,098	1,396,160	2,445,786

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	170,243	279,874	117,900

Income (loss) for tax return purposes, December 31, 2010	$(1,212,245)	$(1,645,360)	$(1,900,372)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2011 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,098,043)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	150,229

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(379,333)

Impairment loss not recognized for tax purposes	1,940,109

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(56,548)

Income (loss) for tax return purposes, December 31, 2010	$(1,194,058)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2011	$125,120,427	$(2,819,217)	$(2,420,607)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	80,780,371	2,885,315	2,808,604

Impairment loss in investment in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2012	(1,482,646)	(86,256)	(236,024)

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Other	49,141,153	1,098,326	45,181

Investments in operating limited partnerships - as reported	$26,489,050	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2011	$(2,782,080)	$1,537,309	$(306,238)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,966,027	2,695,647	3,600,661

Impairment loss in investment in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2012	(90,435)	(49,191)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,641,880	3,532,142	417,217

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2011	$2,852,474	$1,272,176	$574,567

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	604,305	6,132,941	2,165,786

Impairment loss in investment in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(50,739)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,874,203	3,927,332	4,426,458

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2011	$11,764,927	$2,638,400	$2,104,357

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,807,444	5,819,395	4,313,907

Impairment loss in investment in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(111,234)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,531,883	2,737,279	179,456

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2011	$4,227,006	$8,294,977	$5,930,551

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,956,178	4,297,514	1,478,719

Impairment loss in investment in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2012	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,551,461	1,982,590	1,656,109

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2011	$5,145,089	$6,551,050	$1,644,245

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,533,477	2,177,825	3,663,065

Impairment loss in investment in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,120,091)	3,621,690	2,351,013

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2011	$3,931,205	$7,529,386	$6,127,209

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,463,441	2,734,822	2,674,914

Impairment loss in investment in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Other	1,218,673	(1,982,515)	(3,478,862)

Investments in operating limited partnerships - as reported	$-	$30,033	$127,952

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2011	$8,740,575	$2,328,355	$7,365,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	219,933	1,415,040	1,218,759

Impairment loss in investment in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,783,620	3,547,949	2,010,900

Investments in operating limited partnerships - as reported	$307,320	$892,598	$1,676,228

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2011	$9,767,002	$5,819,206	$14,615,954

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,039,866	2,851,078	255,708

Impairment loss in investment in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,778,404	851,874	3,337,422

Investments in operating limited partnerships - as reported	$4,021,942	$2,365,868	$8,228,807

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2011	$12,687,275

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(7,468,532)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2012	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,619,559

Investments in operating limited partnerships - as reported	$8,838,302

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2010	$147,318,452	$(3,125,030)	$(2,501,071)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	69,799,719	4,390,990	3,194,073

Impairment loss in investment in operating limited partnerships	(227,774,198)	(4,628,785)	(558,938)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2011	(1,934,902)	(159,224)	(351,701)

Operating limited partnership impairment loss not recognized for tax purposes	5,470,472	-	318,421

Other	53,373,406	2,951,432	(100,784)

Investments in operating limited partnerships - as reported	$47,231,216	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2010	$(2,740,591)	$1,991,584	$491,068

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,943,983	3,329,750	3,647,829

Impairment loss in investment in operating limited partnerships	(5,199,302)	(9,088,660)	(4,342,280)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2011	(192,813)	(148,731)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	318,421	-	-

Other	1,646,765	3,916,057	284,788

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2010	$3,696,437	$2,611,970	$1,078,723

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,523,117	5,096,582	1,850,649

Impairment loss in investment in operating limited partnerships	(7,580,319)	(11,189,730)	(6,874,310)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	(93,998)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,545,237)	3,601,788	4,211,102

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2010	$12,081,204	$3,084,892	$2,740,992

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,211,713	5,003,158	3,614,190

Impairment loss in investment in operating limited partnerships	(17,807,948)	(10,917,337)	(6,586,053)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	(129,668)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	1,562,366

Other	3,644,699	3,094,528	(1,331,495)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2010	$5,289,903	$9,922,000	$7,001,204

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,506,357	2,827,815	846,730

Impairment loss in investment in operating limited partnerships	(15,337,400)	(14,747,021)	(10,148,264)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2011	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,698,263	1,865,887	2,300,330

Investments in operating limited partnerships - as reported	$31,776	$52,794	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2010	$6,570,887	$7,635,511	$2,532,219

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,024,334	1,402,962	2,991,705

Impairment loss in investment in operating limited partnerships	(11,515,855)	(12,335,090)	(7,631,014)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	3,271,264	-	-

Other	(4,350,630)	3,390,108	2,164,796

Investments in operating limited partnerships - as reported	$-	$93,491	$57,706

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2010	$5,263,593	$8,396,507	$6,728,464

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,790,131	26,361	24,870

Impairment loss in investment in operating limited partnerships	(8,573,117)	(9,674,189)	(6,518,542)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,555,872	2,250,844	1,143,374

Investments in operating limited partnerships - as reported	$36,479	$999,523	$1,378,166

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2010	$9,245,754	$3,937,382	$8,284,193

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	97,664	688,361	822,137

Impairment loss in investment in operating limited partnerships	(8,603,775)	(5,210,063)	(7,344,121)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,751,432	3,395,904	1,978,592

Investments in operating limited partnerships - as reported	$2,491,075	$2,811,584	$3,740,801

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2010	$10,413,640	$6,573,407	$16,189,178

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,578,414	2,154,981	210,863

Impairment loss in investment in operating limited partnerships	(7,522,774)	(5,000,278)	(7,418,185)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2011	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,143,868	1,476,993	3,104,914

Investments in operating limited partnerships - as reported	$6,613,148	$5,205,103	$12,086,770

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2011 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2010	$13,924,432

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(5,420,848)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 201	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,129,216

Investments in operating limited partnerships - as reported	$11,632,800